Annual Total Returns - Fidelity® MSCI Health Care Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Health Care Index ETF	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Health Care Index ETF-Default
Bar Chart Table:
Annual Return 2014	25.23%
Annual Return 2015	7.04%
Annual Return 2016	(3.33%)
Annual Return 2017	23.31%
Annual Return 2018	5.52%
Annual Return 2019	21.94%
Annual Return 2020	18.13%